                                                    OPPENHEIMER SPECIAL VALUE FUND
                                                 Supplement dated May 28, 2002 to the
                                       Prospectus dated February 28, 2002, revised May 28, 2002

         The Prospectus is changed as follows:

1.       Class B, Class C, Class N and Class Y shares are not currently available for sale.

2.       The minimum  initial  purchase  for Class A shares is $25,000 and the minimum  subsequent  investment  is $5,000.  The minimum subsequent  purchase  amount by AccountLink is also $5,000.  The minimum  initial and subsequent  purchase  amounts for retirement accounts are $5,000.

3.       No concessions are paid to brokers and dealers for the sale of Class A shares.  The distributor  currently  retains the entire sales charge.

4.       No Distribution or Service (12b-1) fee is currently paid on shares of the Fund.

5.       PhoneLink, Internet access and automatic purchase and withdrawal plans are not available.

May 28 2002                                                                                   PSO595.006

                                                    OPPENHEIMER SPECIAL VALUE FUND
                                                 Supplement dated May 28, 2002 to the
                           Statement of Additional Information dated February 28, 2002, revised May 23, 2002

         The Statement of Additional Information is changed as follows:

6.       Class B, Class C, Class N and Class Y shares are not currently available for sale.

7.       The minimum  initial  purchase  for Class A shares is $25,000 and the minimum  subsequent  investment  is $5,000.  The minimum subsequent  purchase  amount by AccountLink is also $5,000.  The minimum  initial and subsequent  purchase  amounts for retirement accounts are $5,000.

8.       No concessions are paid to brokers and dealers for the sale of Class A shares.  The distributor  currently  retains the entire sales charge.

9.       No Distribution or Service (12b-1) fee is currently paid on shares of the Fund.

10.      PhoneLink, Internet access and automatic purchase and withdrawal plans are not available.

May 28, 2002                                                                                   PXO595.003